Segment information - Capital Expenditures (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total capital expenditures	$ 185	$ 221	$ 631	$ 558	$ 642	$ 630	$ 488
Building Materials
Segment Reporting Information [Line Items]
Total capital expenditures	147	197	533	501	565	555	415
Building Envelope
Segment Reporting Information [Line Items]
Total capital expenditures	$ 38	$ 24	$ 98	$ 57	$ 77	$ 75	$ 73